Overview and Basis of Presentation (Details)							3 Months Ended	12 Months Ended
	Sep. 19, 2022 USD ($)	Feb. 28, 2022 USD ($)	Dec. 15, 2021 USD ($)	Nov. 02, 2021 USD ($)	Jul. 16, 2021 USD ($) mutualFund	Jul. 01, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Sep. 30, 2027 USD ($)	Nov. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2018
Other Ownership Interests [Line Items]
Common stock, par value (in dollars per share) | $ / shares								$ 0.01
Promissory note											$ 8,300,000,000
Consideration received on sale of real estate			$ 4,900,000,000
Pre-tax gain on real estate			$ 3,000,000,000
Number of funds reorganized | mutualFund					12
Loss on amendment								$ 0	$ 0
Stockholders' equity								9,149,000,000	28,845,000,000			$ 39,781,000,000	$ 33,679,000,000
Accumulated Other Comprehensive Income (Loss)
Other Ownership Interests [Line Items]
Stockholders' equity								(15,947,000,000)	$ 10,167,000,000			$ 14,653,000,000	$ 9,329,000,000
Fortitude
Other Ownership Interests [Line Items]
Loss on amendment						$ 91,000,000
Life And retirement Subsidiaries | Fortitude
Other Ownership Interests [Line Items]
Contribution to subsidiaries							$ 135,000,000
Total derivatives with related parties | AIGT And Eastgreen
Other Ownership Interests [Line Items]
Consideration transferred		$ 107,000,000
AIG
Other Ownership Interests [Line Items]
Dividends payable											$ 8,300,000,000
SAAMCo
Other Ownership Interests [Line Items]
Assets under management					$ 6,800,000,000
Gain on sale of assets					$ 103,000,000
Number of funds liquidated | mutualFund					6,000,000,000
TC Group Cayman | Fortitude
Other Ownership Interests [Line Items]
Percentage of ownership sold (as a percent)														19.90%
Carlyle FRL | Fortitude
Other Ownership Interests [Line Items]
Percentage of ownership sold (as a percent)														51.60%
T&D | Fortitude
Other Ownership Interests [Line Items]
Percentage of ownership sold (as a percent)														25.00%
Corebridge Financial
Other Ownership Interests [Line Items]
Stock issued in IPO (in shares)	$ 80,000,000
Assets under management				$ 50,000,000,000				48,900,000,000
Annual increase of assets in portfolio								$ 2,100,000,000
Corebridge Financial | Blackstone
Other Ownership Interests [Line Items]
Ownership percentage				9.90%
Corebridge Financial | Forecast
Other Ownership Interests [Line Items]
Assets under management										$ 92,500,000,000
Corebridge Financial | Blackstone
Other Ownership Interests [Line Items]
Percent of ownership interest permitted to be sold after first anniversary (as a percent)				25.00%
Percent of ownership interest permitted to be sold after second anniversary (as a percent)				67.00%
Percent of ownership interest permitted to be sold after third anniversary (as a percent)				75.00%
Corebridge Financial Inc
Other Ownership Interests [Line Items]
Noncontrolling interest ownership percentage								77.70%
Corebridge Financial Inc | Blackstone
Other Ownership Interests [Line Items]
Ownership (as a percent)				9.90%
Fortitude Holdings | AIG | Fortitude
Other Ownership Interests [Line Items]
Noncontrolling interest ownership percentage														3.50%
Fortitude Holdings | Corebridge | Fortitude
Other Ownership Interests [Line Items]
Noncontrolling interest ownership percentage														3.50%